Equity (Schedule Of Warrants Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Warrants outstanding	371,730
Weighted average remainging cotractual life of warrants	2 years 4 months 21 days
Weighted average exercise price of warrants	$ 2.64
NIS 0.1 (Par Value) [Member]
Exercise price of warrants	0.1
Warrants outstanding	110,861
Weighted average remainging cotractual life of warrants	4 years 1 month 6 days
Weighted average exercise price of warrants	$ 0.03
$3.75 [Member]
Exercise price of warrants	3.75
Warrants outstanding	260,869
Weighted average remainging cotractual life of warrants	3 years 1 month 6 days
Weighted average exercise price of warrants	$ 3.75